                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                           Panorama Series Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Growth Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                          Shares       Value
                                                        ---------   -----------
COMMON STOCKS--98.9%
CONSUMER DISCRETIONARY--13.2%
AUTOMOBILES--1.7%
Ford Motor Co.(1)                                         109,300   $ 1,373,901
DIVERSIFIED CONSUMER SERVICES--0.5%
H&R Block, Inc.                                            21,000       373,800
HOTELS, RESTAURANTS & LEISURE--4.0%
Hyatt Hotels Corp., Cl. A(1)                               26,910     1,048,414
McDonald's Corp.                                           34,030     2,270,482
                                                                    -----------
                                                                      3,318,896
MEDIA--4.5%
McGraw-Hill Cos., Inc. (The)                               45,150     1,609,598
Time Warner Cable, Inc.                                    28,238     1,505,368
Washington Post Co. (The), Cl. B                            1,238       549,895
                                                                    -----------
                                                                      3,664,861
SPECIALTY RETAIL--2.5%
AutoZone, Inc.(1)                                           4,000       692,360
Best Buy Co., Inc.                                         32,900     1,399,566
                                                                    -----------
                                                                      2,091,926
CONSUMER STAPLES--10.4%
FOOD & STAPLES RETAILING--0.6%
Wal-Mart Stores, Inc.                                       8,230       457,588
FOOD PRODUCTS--4.4%
General Mills, Inc.                                        29,400     2,081,226
Mead Johnson Nutrition Co., Cl. A                          18,300       952,149
Unilever NV, NY Shares                                     18,100       545,896
                                                                    -----------
                                                                      3,579,271
HOUSEHOLD PRODUCTS--1.2%
Colgate-Palmolive Co.                                      11,950     1,018,857
TOBACCO--4.2%
Philip Morris International, Inc.                          65,660     3,424,826
ENERGY--9.1%
OIL, GAS & CONSUMABLE FUELS--9.1%
Chevron Corp.                                              32,741     2,482,750
Enterprise Products Partners LP                            25,600       885,248
Noble Energy, Inc.                                         11,500       839,500
Occidental Petroleum Corp.                                 30,490     2,577,625
Plains All American Pipeline LP                            12,100       688,490
                                                                    -----------
                                                                      7,473,613
FINANCIALS--16.0%
CAPITAL MARKETS--4.0%
Goldman Sachs Group, Inc. (The)                             9,100     1,552,733
State Street Corp.                                         37,600     1,697,264
                                                                    -----------
                                                                      3,249,997
COMMERCIAL BANKS--2.9%
Marshall & Ilsley Corp.                                    45,800       368,690
Regions Financial Corp.                                    50,020       392,657
SunTrust Banks, Inc.                                       11,800       316,122


                              1 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                          Shares       Value
                                                        ---------   -----------
COMMERCIAL BANKS CONTINUED
U.S. Bancorp                                               50,200   $ 1,299,176
                                                                    -----------
                                                                      2,376,645
CONSUMER FINANCE--2.0%
American Express Co.                                       40,050     1,652,463
DIVERSIFIED FINANCIAL SERVICES--4.5%
CIT Group, Inc.(1)                                         45,100     1,757,096
Citigroup, Inc.(1)                                        366,800     1,485,540
Leucadia National Corp.(1)                                 17,300       429,213
                                                                    -----------
                                                                      3,671,849
INSURANCE--2.6%
Chubb Corp.                                                17,410       902,709
Lincoln National Corp.                                     41,400     1,270,980
                                                                    -----------
                                                                      2,173,689
HEALTH CARE--13.0%
BIOTECHNOLOGY--1.6%
Celgene Corp.(1)                                           20,700     1,282,572
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Covidien plc                                                8,500       427,380
Medtronic, Inc.                                            27,100     1,220,313
                                                                    -----------
                                                                      1,647,693
HEALTH CARE PROVIDERS & SERVICES--3.4%
Medco Health Solutions, Inc.(1)                            20,100     1,297,656
WellPoint, Inc.(1)                                         23,340     1,502,629
                                                                    -----------
                                                                      2,800,285
PHARMACEUTICALS--6.0%
Abbott Laboratories                                        31,760     1,673,117
Merck & Co., Inc.                                          54,860     2,049,021
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                              18,900     1,192,212
                                                                    -----------
                                                                      4,914,350
INDUSTRIALS--12.9%
AEROSPACE & DEFENSE--3.1%
Boeing Co. (The)                                           14,600     1,060,106
Precision Castparts Corp.                                  11,800     1,495,178
                                                                    -----------
                                                                      2,555,284
AIR FREIGHT & LOGISTICS--1.1%
United Parcel Service, Inc., Cl. B                         14,300       921,063
COMMERCIAL SERVICES & SUPPLIES--2.0%
Republic Services, Inc.                                    55,000     1,596,100
CONSTRUCTION & ENGINEERING--1.0%
KBR, Inc.                                                  35,700       791,112
INDUSTRIAL CONGLOMERATES--4.6%
General Electric Co.                                      102,400     1,863,680
Tyco International Ltd.                                    50,565     1,934,111
                                                                    -----------
                                                                      3,797,791
PROFESSIONAL SERVICES--1.1%
Verisk Analytics, Inc., Cl. A(1)                           32,560       918,192


                              2 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                          Shares       Value
                                                        ---------   -----------
INFORMATION TECHNOLOGY--17.3%
COMMUNICATIONS EQUIPMENT--2.4%
QUALCOMM, Inc.                                             47,580   $ 1,997,884
COMPUTERS & PERIPHERALS--3.6%
Apple, Inc.(1)                                             12,370     2,906,084
INTERNET SOFTWARE & SERVICES--4.7%
eBay, Inc.(1)                                              88,390     2,382,111
Google, Inc., Cl. A(1)                                      2,620     1,485,566
                                                                    -----------
                                                                      3,867,677
IT SERVICES--2.4%
Accenture plc, Cl. A                                       10,520       441,314
Hewitt Associates, Inc.(1)                                 18,120       720,814
Western Union Co.                                          47,820       811,027
                                                                    -----------
                                                                      1,973,155
SOFTWARE--4.2%
Adobe Systems, Inc.(1)                                     20,440       722,963
Check Point Software Technologies Ltd.(1)                  23,700       830,922
Microsoft Corp.                                            63,270     1,851,909
                                                                    -----------
                                                                      3,405,794
MATERIALS--2.1%
CHEMICALS--2.1%
Monsanto Co.                                                9,680       691,346
Praxair, Inc.                                              12,700     1,054,100
                                                                    -----------
                                                                      1,745,446
TELECOMMUNICATION SERVICES--1.7%
WIRELESS TELECOMMUNICATION SERVICES--1.7%
America Movil SAB de CV, ADR, Series L                     27,200     1,369,248
UTILITIES--3.2%
ENERGY TRADERS--2.5%
AES Corp. (The)(1)                                        188,500     2,073,500
MULTI-UTILITIES--0.7%
Public Service Enterprise Group, Inc.                      19,800       584,496
                                                                    -----------
Total Common Stocks (Cost $68,343,255)                               81,049,908
INVESTMENT COMPANIES--1.2%
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Shares, 0.00%(2, 3)                           12,746        12,746
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.15%(3, 4)                                      1,000,607     1,000,607
                                                                    -----------
Total Investment Companies (Cost $1,013,353)                          1,013,353
                                                                    -----------
TOTAL INVESTMENTS, AT VALUE (COST $69,356,608)              100.1%   82,063,261
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.1)     (112,160)
                                                        ---------   -----------
NET ASSETS                                                  100.0%  $81,951,101
                                                        =========   ===========


                              3 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Interest rate is less than 0.0005%.

(3.) Rate shown is the 7-day yield as of March 31, 2010.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES          GROSS        GROSS         SHARES
                                                     DECEMBER 31, 2009   ADDITIONS   REDUCTIONS   MARCH 31, 2010
                                                     -----------------   ---------   ----------   --------------
Oppenheimer Institutional Money Market Fund, Cl. E        189,439        4,041,622    3,230,454      1,000,607

                                                        VALUE     INCOME
                                                     ----------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $1,000,607    $259

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Portfolio investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of March 31, 2010 based on valuation input level:

                                                 LEVEL 2--
                                                   OTHER        LEVEL 3--
                                  LEVEL 1--     SIGNIFICANT    SIGNIFICANT
                                  UNADJUSTED     OBSERVABLE   UNOBSERVABLE
                                QUOTED PRICES      INPUTS        INPUTS         VALUE
                                -------------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary        $10,823,384        $--            $--       $10,823,384
   Consumer Staples                8,480,542         --             --         8,480,542
   Energy                          7,473,613         --             --         7,473,613
   Financials                     13,124,643         --             --        13,124,643
   Health Care                    10,644,900         --             --        10,644,900
   Industrials                    10,579,542         --             --        10,579,542
   Information Technology         14,150,594         --             --        14,150,594
   Materials                       1,745,446         --             --         1,745,446
   Telecommunication Services      1,369,248         --             --         1,369,248
   Utilities                       2,657,996         --             --         2,657,996
Investment Companies               1,013,353         --             --         1,013,353
                                 -----------        ---            ---       -----------
Total Assets                     $82,063,261        $--            $--       $82,063,261
                                 -----------        ---            ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.


                              4 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Portfolio during the period.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


                              5 | Growth Portfolio

Growth Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $69,816,835
                                 ===========
Gross unrealized appreciation    $12,873,492
Gross unrealized depreciation       (627,066)
                                 -----------
Net unrealized appreciation      $12,246,426
                                 ===========


                              6 | Growth Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                            Shares             Value
                                                       ----------------   --------------
COMMON STOCKS--65.7%
CONSUMER DISCRETIONARY--5.9%
AUTO COMPONENTS--0.5%
Goodyear Tire & Rubber Co. (The)(1)                              43,200   $      546,048
HOTELS, RESTAURANTS & LEISURE--0.4%
McDonald's Corp.                                                  8,000          533,760
MEDIA--2.6%
Comcast Corp., Cl. A                                            102,400        1,927,168
Interpublic Group of Cos., Inc. (The)(1)                         36,600          304,512
Time Warner, Inc.                                                25,100          784,877
                                                                          --------------
                                                                               3,016,557
                                                                          --------------
MULTILINE RETAIL--1.2%
J.C. Penney Co., Inc. (Holding Co.)                              31,900        1,026,223
Macy's, Inc.                                                     15,200          330,904
                                                                          --------------
                                                                               1,357,127
                                                                          --------------
SPECIALTY RETAIL--1.2%
Abercrombie & Fitch Co., Cl. A                                    6,000          273,840
Gap, Inc. (The)                                                  48,700        1,125,457
                                                                          --------------
                                                                               1,399,297
                                                                          --------------
CONSUMER STAPLES--9.8%
FOOD & STAPLES RETAILING--3.3%
Wal-Mart Stores, Inc.                                            42,900        2,385,240
Walgreen Co.                                                     39,600        1,468,764
                                                                          --------------
                                                                               3,854,004
                                                                          --------------
FOOD PRODUCTS--2.6%
Archer-Daniels-Midland Co.                                       46,500        1,343,850
Sara Lee Corp.                                                   19,900          277,207
Tyson Foods, Inc., Cl. A                                         72,200        1,382,630
                                                                          --------------
                                                                               3,003,687
                                                                          --------------
HOUSEHOLD PRODUCTS--2.9%
Clorox Co. (The)                                                 26,900        1,725,366
Kimberly-Clark Corp.                                             18,200        1,144,416
Procter & Gamble Co. (The)                                        7,600          480,852
                                                                          --------------
                                                                               3,350,634
                                                                          --------------
PERSONAL PRODUCTS--0.1%
Avon Products, Inc.                                               3,300          111,771
TOBACCO--0.9%
Philip Morris International, Inc.                                10,900          568,544
Reynolds American, Inc.                                          10,100          545,198
                                                                          --------------
                                                                               1,113,742
                                                                          --------------
ENERGY--5.9%
OIL, GAS & CONSUMABLE FUELS--5.9%
Chevron Corp.                                                    30,900        2,343,147
ConocoPhillips                                                    8,900          455,413
Exxon Mobil Corp.                                                21,200        1,419,976
Marathon Oil Corp.                                               19,300          610,652
Williams Cos., Inc. (The)                                        86,200        1,991,220
                                                                          --------------
                                                                               6,820,408
                                                                          --------------


                           1 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                            Shares             Value
                                                       ----------------   --------------
FINANCIALS--14.4%
CAPITAL MARKETS--3.0%
Franklin Resources, Inc.                                          9,300   $    1,031,370
Goldman Sachs Group, Inc. (The)                                   8,700        1,484,481
Morgan Stanley                                                   31,300          916,777
                                                                          --------------
                                                                               3,432,628
                                                                          --------------
COMMERCIAL BANKS--2.1%
PNC Financial Services Group, Inc.                               17,400        1,038,780
U.S. Bancorp                                                     24,900          644,412
Wells Fargo & Co.                                                23,100          718,872
                                                                          --------------
                                                                               2,402,064
                                                                          --------------
CONSUMER FINANCE--3.0%
American Express Co.                                             52,600        2,170,276
Capital One Financial Corp.                                      31,400        1,300,274
                                                                          --------------
                                                                               3,470,550
                                                                          --------------
INSURANCE--5.2%
AFLAC, Inc.                                                      12,600          684,054
Chubb Corp.                                                      23,000        1,192,550
Lincoln National Corp.                                           11,200          343,840
Principal Financial Group, Inc. (The)                            42,600        1,244,346
Prudential Financial, Inc.                                       28,800        1,742,400
Travelers Cos., Inc. (The)                                       10,100          544,794
UnumProvident Corp.                                              12,100          299,717
                                                                          --------------
                                                                               6,051,701
                                                                          --------------
THRIFTS & MORTGAGE FINANCE--1.1%
Hudson City Bancorp, Inc.                                        94,400        1,336,704
HEALTH CARE--6.1%
HEALTH CARE PROVIDERS & SERVICES--4.2%
AmerisourceBergen Corp.                                          51,600        1,492,272
Humana, Inc.(1)                                                  23,400        1,094,418
McKesson Corp.                                                   17,500        1,150,100
Medco Health Solutions, Inc.(1)                                   4,500          290,520
UnitedHealth Group, Inc.                                         26,300          859,221
                                                                          --------------
                                                                               4,886,531
                                                                          --------------
PHARMACEUTICALS--1.9%
Johnson & Johnson                                                14,400          938,880
Merck & Co., Inc.                                                25,900          967,365
Pfizer, Inc.                                                     18,088          310,209
                                                                          --------------
                                                                               2,216,454
                                                                          --------------
INDUSTRIALS--7.7%
AEROSPACE & DEFENSE--3.5%
ITT Corp.                                                        15,800          847,038
Northrop Grumman Corp.                                           33,200        2,176,924
Raytheon Co.                                                     18,900        1,079,568
                                                                          --------------
                                                                               4,103,530
                                                                          --------------
AIR FREIGHT & LOGISTICS--1.2%
FedEx Corp.                                                      14,700        1,372,980


                           2 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                            Shares             Value
                                                       ----------------   --------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
R.R. Donnelley & Sons Co.                                        12,000   $      256,200
INDUSTRIAL CONGLOMERATES--0.8%
General Electric Co.                                             37,900          689,780
Textron, Inc.                                                    10,600          225,038
                                                                          --------------
                                                                                 914,818
                                                                          --------------
MACHINERY--0.6%
Illinois Tool Works, Inc.                                        13,600          644,096
ROAD & RAIL--1.4%
Union Pacific Corp.                                              22,100        1,619,930
INFORMATION TECHNOLOGY--8.2%
COMPUTERS & PERIPHERALS--6.3%
Apple, Inc.(1)                                                    8,100        1,902,933
Hewlett-Packard Co.                                              37,500        1,993,125
International Business Machines Corp.                            14,500        1,859,625
SanDisk Corp.(1)                                                 44,000        1,523,720
                                                                          --------------
                                                                               7,279,403
                                                                          --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Xilinx, Inc.                                                     19,900          507,450
SOFTWARE--1.5%
Microsoft Corp.                                                  57,600        1,685,952
MATERIALS--4.1%
CHEMICALS--1.7%
Air Products & Chemicals, Inc.                                   13,200          976,140
Dow Chemical Co. (The)                                           25,500          754,035
Sigma-Aldrich Corp.                                               4,200          225,372
                                                                          --------------
                                                                               1,955,547
                                                                          --------------
CONTAINERS & PACKAGING--0.5%
Bemis Co., Inc.                                                  21,000          603,120
METALS & MINING--1.1%
Alcoa, Inc.                                                      21,000          299,040
Newmont Mining Corp.                                             18,100          921,833
                                                                          --------------
                                                                               1,220,873
                                                                          --------------
PAPER & FOREST PRODUCTS--0.8%
MeadWestvaco Corp.                                               37,300          953,015
TELECOMMUNICATION SERVICES--2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                                       96,100        2,483,224
UTILITIES--1.5%
MULTI-UTILITIES--1.5%
Integrys Energy Group, Inc.                                       6,200          293,756
NiSource, Inc.                                                   94,400        1,491,520
                                                                          --------------
                                                                               1,785,276
                                                                          --------------
Total Common Stocks (Cost $67,534,028)                                        76,289,081


                           3 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
ASSET-BACKED SECURITIES--4.4%
Ally Master Owner Trust 2010-1, Asset-Backed
Certificates, Series 2010-1, Cl. A, 1.98%,
1/15/13(2, 3)                                          $        110,000   $      110,629
AmeriCredit Prime Automobile Receivables Trust
2010-1, Automobile Receivables Nts., Series
2010-1, Cl. A2, 0.98%, 1/15/13                                   50,000           50,017
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl.
A2, 0.726%, 5/25/34(2)                                          141,560          117,947
Bank of America Auto Trust, Automobile
Asset-Backed Certificates, Series 2009-2A, Cl.
A4, 3.03%, 10/15/16(3)                                          335,000          344,938
Bank of America Credit Card Trust, Credit Card
Asset-Backed Certificates, Series 2006-A16,
Cl. A16, 4.72%, 5/15/13                                         135,000          138,826
Bayview Financial Mortgage Pass-Through Trust
2006-A, Mtg. Pass-Through Certificates, Series
2006-A, Cl. 2A4, 0.547%, 2/28/41(2)                             145,463          115,625
Capital One Multi-Asset Execution Trust,
Credit Card Asset-Backed Certificates, Series
2009-A2, Cl. A2, 3.20%, 6/15/11                                 130,000          133,384
Centre Point Funding LLC, Asset-Backed Nts.,
Series 2010-1A, Cl. 1, 5.43%, 7/20/15(3)                         35,000           35,138
Chase Issuance Trust, Credit Card Asset-Backed
Certificates, Series 2007-A15, Cl. A, 4.96%,
9/17/12                                                         380,000          387,789
Chrysler Financial Lease Trust, Asset-Backed
Nts., Series 2010-A, Cl. A2, 1.78%, 6/15/11(3)                  120,000          119,940
CIT Equipment Collateral, Asset-Backed
Certificates, Series 2009-VT1, Cl. A2, 2.20%,
10/15/10(3)                                                     104,301          104,640
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts., Series 2003-C4, Cl. C4,
5%, 6/10/15                                                      70,000           71,411
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                           147,078          149,085
Series 2010-A, Cl. A2, 0.81%, 3/25/15                           140,000          140,000
Countrywide Home Loans, Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 0.986%, 2/25/33(2)                         8,112            6,551
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(2)                     345,187          259,205
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(2)                      80,309           65,686
DT Auto Owner Trust, Automobile Receivables
Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15                     96,936           97,373
First Franklin Mortgage Loan Trust 2006-FF10,
Mtg. Pass-Through Certificates, Series
2006-FF10, Cl. A3, 0.336%, 7/25/36(2)                           158,425          152,086
First Franklin Mortgage Loan Trust 2006-FF9,
Mtg. Pass-Through Certificates, Series
2006-FF9, Cl. 2A2, 0.356%, 7/7/36(2)                             61,335           54,003
Ford Credit Auto Lease Trust, Automobile
Receivable Nts., Series 2010-A, Cl. A, 1.04%,
3/15/13(3)                                                      100,000          100,030
Ford Credit Auto Owner Trust, Automobile
Receivables Nts.:
Series 2009-B, Cl. A2, 2.10%, 11/15/11                           90,201           90,581
Series 2009-E, Cl. A2, 0.80%, 3/15/12                           225,000          225,243
Ford Credit Floorplan Master Owner Trust
2009-2, Asset-Backed Nts., Series 2009-2, Cl.
A, 1.78%, 9/15/12(2)                                            110,000          110,342
Ford Credit Floorplan Master Owner Trust
2010-1, Asset-Backed Nts., Series 2010-1, Cl.
A, 1.88%, 12/15/14(2)                                           115,000          115,609


                           4 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
Harley-Davidson Motorcycle Trust 2009-2,
Motorcycle Contract-Backed Nts., Series
2009-2, Cl. A2, 2%, 7/15/12                            $        209,295   $      210,428
Honda Auto Receivables 2009-3 Owner Trust,
Automobile Asset-Backed Nts., Series 2009-3,
Cl. A2, 1.50%, 8/15/11                                          100,000          100,379
HSBC Credit Card Master Note Trust (USA) I,
Asset-Backed Securities, Series 2007-1, Cl. A,
0.282%, 4/15/13(2)                                              120,000          119,789
HSBC Home Equity Loan Trust 2005-3, Closed-End
Home Equity Loan Asset-Backed Certificates,
Series 2005-3, Cl. A1, 0.50%, 1/20/35(2)                        113,354          100,481
Litigation Settlement Monetized Fee Trust,
Asset-Backed Certificates, Series 2001-1A, Cl.
A1, 8.33%, 4/25/31(3)                                           146,661          146,955
MBNA Credit Card Master Note Trust, Credit
Card Receivables:
Series 2003-C7, Cl. C7, 1.58%, 3/15/16(2)                       120,000          115,405
Series 2005-A6, Cl. A6, 4.50%, 1/15/13                          375,000          380,489
Merrill Auto Trust Securitization 2007-1,
Asset-Backed Nts., Series 2007-1, Cl. A4,
0.29%, 12/15/13(2)                                              135,000          134,186
Navistar Financial Dealer Note Master Owner
Trust, Asset-Backed Nts., Series 2010-1, Cl.
A, 1.878%, 1/26/15(2,3)                                         185,000          185,091
Nissan Master Owner Trust, Automobile
Receivables Nts., Series 2010-AA, Cl. A,
1.38%, 1/15/13(2,3)                                             110,000          110,389
Option One Mortgage Loan Trust 2006-2,
Asset-Backed Certificates, Series 2006-2, Cl.
2A2, 0.346%, 7/1/36(2)                                          162,588           99,307
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3,
Cl. A2, 0.286%, 9/25/36(2)                                        8,125            8,084
World Financial Network Credit Card Master
Note Trust, Credit Card Receivables, Series
2009-C, Cl. A, 2.36%, 5/15/14                                   110,000          110,387
                                                                          --------------
Total Asset-Backed Securities (Cost $5,341,637)                                5,117,448
MORTGAGE-BACKED OBLIGATIONS--26.1%
GOVERNMENT AGENCY--22.1%
FHLMC/FNMA/FHLB/SPONSORED--21.1%
Federal Home Loan Bank, Mtg.-Backed
Obligations, Series 5G-2012, Cl. 1, 4.97%,
2/24/12                                                         138,984          145,642
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18                                                 294,970          310,597
5%, 12/15/34                                                     20,781           21,605
5.50%, 9/1/39                                                   428,347          452,850
6.50%, 4/15/18-4/1/34                                           166,724          182,470
7%, 10/1/31                                                     118,990          133,507
8%, 4/1/16                                                       64,522           70,779
9%, 8/1/22-5/1/25                                                21,185           23,845
Federal Home Loan Mortgage Corp., Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.664%, 3/25/36(2)                     118,299          148,486
Series 2461, Cl. PZ, 6.50%, 6/15/32                             285,074          312,320
Series 2500, Cl. FD, 0.73%, 3/15/32(2)                           33,019           33,108
Series 2526, Cl. FE, 0.63%, 6/15/29(2)                           47,532           47,628
Series 2551, Cl. FD, 0.63%, 1/15/33(2)                           34,448           34,468
Series 2638, Cl. KG, 4%, 11/1/27                                440,000          451,922
Series 2648, Cl. JE, 3%, 2/1/30                                 244,965          248,047


                           5 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2663, Cl. BA, 4%, 8/1/16                        $        221,556   $      228,054
Series 2676, Cl. KB, 5%, 2/1/20                                 115,486          118,861
Series 2686, Cl. CD, 4.50%, 2/1/17                              173,039          178,505
Series 2907, Cl. GC, 5%, 6/1/27                                  72,694           75,355
Series 2911, Cl. CU, 5%, 2/1/28                                 203,998          212,134
Series 2929, Cl. PC, 5%, 1/1/28                                  72,327           74,994
Series 2952, Cl. GJ, 4.50%, 12/1/28                              60,289           61,880
Series 3019, Cl. MD, 4.75%, 1/1/31                              142,910          148,870
Series 3025, Cl. SJ, 23.907%, 8/15/35(2)                         22,340           27,696
Series 3033, Cl. UD, 5.50%, 10/1/30                             215,000          226,775
Series 3061, Cl. MB, 5.50%, 5/1/30                               85,000           89,936
Series 3094, Cl. HS, 23.54%, 6/15/34(2)                          68,888           82,789
Series 3157, Cl. MC, 5.50%, 2/1/26                              241,137          243,742
Series 3242, Cl. QA, 5.50%, 3/1/30                              145,612          152,066
Series 3279, Cl. PH, 6%, 2/1/27                                 365,000          370,060
Series 3291, Cl. NA, 5.50%, 10/1/27                             167,118          170,631
Series 3306, Cl. PA, 5.50%, 10/1/27                             119,587          123,128
Series R001, Cl. AE, 4.375%, 4/1/15                              74,762           76,668
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.249%, 4/1/27(4)                          117,264           30,345
Series 192, Cl. IO, 9.631%, 2/1/28(4)                            31,138            6,382
Series 2130, Cl. SC, 51.805%, 3/15/29(4)                         89,185           17,089
Series 224, Cl. IO, 0.762%, 3/1/33(4)                           148,791           31,250
Series 243, Cl. 6, 2.092%, 12/15/32(4)                           95,048           17,346
Series 2527, Cl. SG, 22.481%, 2/15/32(4)                         16,088              788
Series 2531, Cl. ST, 44.661%, 2/15/30(4)                         21,893            1,214
Series 2796, Cl. SD, 67.053%, 7/15/26(4)                        131,539           24,686
Series 2802, Cl. AS, 99.999%, 4/15/33(4)                        122,526           11,908
Series 2920, Cl. S, 70.954%, 1/15/35(4)                         541,439           70,494
Series 3000, Cl. SE, 99.999%, 7/15/25(4)                        578,761           61,571
Series 3045, Cl. DI, 37.424%, 10/15/35(4)                       971,660          122,084
Series 3110, Cl. SL, 99.999%, 2/15/26(4)                         83,638            8,534
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.575%, 6/1/26(5)                            29,555           24,486
Federal National Mortgage Assn.:
4.50%, 4/1/25-4/1/40(6)                                       2,442,000        2,457,101
5%, 4/1/25-6/1/40(6)                                          2,550,000        2,616,658
5.50%, 4/1/25-4/1/40(6)                                       3,709,000        3,913,582
6%, 11/25/17-3/1/37                                             815,045          873,473
6%, 4/1/25-4/1/40(6)                                          3,077,000        3,287,406
6.50%, 5/25/17-10/25/19                                         416,125          450,868
6.50%, 4/1/40(6)                                                694,000          752,231
7%, 10/25/35                                                     43,715           48,573
8.50%, 7/1/32                                                     6,955            7,876
Federal National Mortgage Assn., Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28                              89,102           96,879
Trust 2002-56, Cl. KW, 6%, 4/25/23                              107,959          109,085


                           6 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2003-130, Cl. CS, 13.608%, 12/25/33(2)           $         61,927   $       65,331
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                           662,000          709,818
Trust 2004-101, Cl. BG, 5%, 1/25/20                             452,000          482,746
Trust 2004-81, Cl. KC, 4.50%, 4/1/17                             65,314           67,184
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25(7)                      270,000          284,865
Trust 2005-12, Cl. JC, 5%, 6/1/28                               185,472          193,034
Trust 2005-22, Cl. EC, 5%, 10/1/28                              106,309          110,764
Trust 2005-30, Cl. CU, 5%, 4/1/29                                75,700           79,159
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                           250,000          259,266
Trust 2005-57, Cl. PA, 5.50%, 5/1/27                            132,981          134,054
Trust 2006-46, Cl. SW, 23.297%, 6/25/36(2)                       92,256          113,482
Trust 2006-50, Cl. KS, 23.298%, 6/25/36(2)                       87,022          105,139
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                           224,546          230,500
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-65, Cl. S, 48.094%, 11/25/31(4)                      261,146           44,521
Trust 2001-81, Cl. S, 38.245%, 1/25/32(4)                        64,505           10,571
Trust 2002-47, Cl. NS, 35.595%, 4/25/32(4)                      154,496           24,610
Trust 2002-51, Cl. S, 35.902%, 8/25/32(4)                       141,865           23,725
Trust 2002-52, Cl. SD, 42.067%, 9/25/32(4)                      172,744           27,919
Trust 2002-77, Cl. SH, 45.683%, 12/18/32(4)                      82,205           12,047
Trust 2002-84, Cl. SA, 49.983%, 12/25/32(4)                     235,650           36,577
Trust 2003-33, Cl. SP, 55.498%, 5/25/33(4)                      265,331           36,989
Trust 2003-4, Cl. S, 48.036%, 2/25/33(4)                        159,175           22,257
Trust 2003-89, Cl. XS, 68.632%, 11/25/32(4)                      44,629            3,492
Trust 2004-54, Cl. DS, 51.942%, 11/25/30(4)                     135,551           21,256
Trust 2005-40, Cl. SA, 72.57%, 5/25/35(4)                       318,647           43,964
Trust 2005-6, Cl. SE, 87.345%, 2/25/35(4)                       441,099           57,388
Trust 2005-71, Cl. SA, 74.161%, 8/25/25(4)                      385,568           45,838
Trust 2005-87, Cl. SE, 79.872%, 10/25/35(4)                     479,756           43,870
Trust 2005-87, Cl. SG, 98.375%, 10/25/35(4)                     790,434           84,248
Trust 2007-88, Cl. XI, 24.889%, 6/25/37(4)                    1,109,653          102,599
Trust 222, Cl. 2, 17.923%, 6/1/23(4)                            245,618           44,542
Trust 252, Cl. 2, 24.949%, 11/1/23(4)                           203,897           43,803
Trust 319, Cl. 2, 5.419%, 2/1/32(4)                              56,140           10,218
Trust 320, Cl. 2, 8.845%, 4/1/32(4)                              45,723           11,036
Trust 321, Cl. 2, 0.727%, 4/1/32(4)                             585,907          137,216
Trust 331, Cl. 9, 15.623%, 2/1/33(4)                            162,305           32,017
Trust 334, Cl. 17, 22.81%, 2/1/33(4)                            105,283           15,103
Trust 339, Cl. 12, 2.136%, 7/1/33(4)                            160,026           29,673
Trust 339, Cl. 7, 0.691%, 7/1/33(4)                             469,782           84,348
Trust 343, Cl. 13, 10.068%, 9/1/33(4)                           142,835           25,266
Trust 345, Cl. 9, 2.933%, 1/1/34(4)                             243,475           47,320
Trust 351, Cl. 10, 6.835%, 4/1/34(4)                             21,217            4,364
Trust 351, Cl. 8, 5.937%, 4/1/34(4)                              72,146           13,027


                           7 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 356, Cl. 10, 3.763%, 6/1/35(4)                   $         61,756   $       11,518
Trust 356, Cl. 12, 2.109%, 2/1/35(4)                             37,105            7,740
Trust 362, Cl. 12, 4.209%, 8/1/35(4)                            305,662           53,207
Trust 362, Cl. 13, 4.239%, 8/1/35(4)                            168,026           29,369
Trust 364, Cl. 16, 4.396%, 9/1/35(4)                            163,456           20,896
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 5.085%, 9/25/23(5)                        81,971           70,864
                                                                          --------------
                                                                              24,490,067
GNMA/GUARANTEED--1.0%
Government National Mortgage Assn.:
4.50%, 4/1/40(6)                                                725,000          733,722
7%, 1/30/24                                                      84,167           94,224
7.50%, 1/30/23-6/30/24                                           97,714          110,490
8%, 5/30/17                                                      31,506           35,217
8.50%, 8/1/17-12/15/17                                           30,958           34,011
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 81.794%, 1/16/27(4)                     147,545           23,332
Series 2002-15, Cl. SM, 71.519%, 2/16/32(4)                     170,126           24,472
Series 2002-76, Cl. SY, 76.741%, 12/16/26(4)                    376,995           64,662
Series 2004-11, Cl. SM, 59.394%, 1/17/30(4)                     122,947           22,451
                                                                          --------------
                                                                               1,142,581
NON-AGENCY--4.0%
COMMERCIAL--2.7%
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45                           600,000          526,569
Series 2007-1, Cl. A4, 5.451%, 1/1/17                           160,000          157,200
Bear Stearns Commercial Mortgage Securities
Trust 2007-PW18, Commercial Mtg. Pass-Through
Certificates, Series PW18, Cl. A2, 5.613%,
6/1/50                                                          350,000          364,278
Citigroup Commercial Mortgage Trust 2008-C7,
Commercial Mtg. Pass-Through Certificates,
Series 2008-C7, Cl. AM, 6.095%, 12/1/49(2)                      235,000          187,130
Deutsche Alt-B Securities, Inc., Mtg.
Pass-Through Certificates, Series 2006-AB4,
Cl. A1A, 6.005%, 10/25/36                                       141,362           75,431
First Horizon Alternative Mortgage Securities
Trust 2004-FA2, Mtg. Pass-Through
Certificates, Series 2004-FA2, Cl. 3A1, 6%,
1/25/35                                                         128,531          120,026
First Horizon Alternative Mortgage Securities
Trust 2007-FA2, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                                         121,125           84,965
First Horizon Mortgage Pass-Through Trust
2007-AR3, Mtg. Pass-Through Certificates,
Series 2007-AR3, Cl. 1A1, 6.102%, 11/1/37(2)                     93,653           71,353
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                          62,533           63,117
Series 2005-C4, Cl. AM, 5.332%, 11/1/45(2)                      210,000          191,699


                           8 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
COMMERCIAL CONTINUED
GS Mortgage Securities Corp. II, Commercial
Mtg. Obligations, Series 2001-LIBA, Cl. B,
6.733%, 2/10/16(3)                                     $        180,000   $      188,926
Impac CMB Trust Series 2005-4, Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A,
0.786%, 5/25/35(2)                                              148,335          106,192
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                       190,000          178,093
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                       95,000           94,527
Series 2007-LDP10, Cl. A3S, 5.317%, 4/1/13                      145,000          142,815
Mastr Alternative Loan Trust 2004-6, Mtg.
Pass-Through Certificates, Series 2004-6, Cl.
10A1, 6%, 7/25/34                                               261,181          225,485
Morgan Stanley Resecuritization Trust,
Automobile Receivable Nts., Series 2010-F, Cl.
A, 0.48%, 6/17/11(2,3)                                          115,000          113,346
Wachovia Bank Commercial Mortgage Trust
2007-C34, Commercial Mtg. Pass-Through
Certificates, Series 2007-C34, Cl. A3, 5.678%,
7/1/17                                                          120,000          115,756
Wells Fargo Mortgage-Backed Securities
2005-AR1 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR1, Cl. 1A1,
2.871%, 2/1/35(2)                                                86,587           78,221
                                                                          --------------
                                                                               3,085,129
                                                                          --------------
MANUFACTURED HOUSING--0.4%
Wells Fargo Mortgage-Backed Securities
2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5,
4.965%, 3/25/36(2)                                              588,894          488,674
MULTIFAMILY--0.4%
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through Certificates,
Series 2001-3, Cl. A2, 6.07%, 6/1/38                            150,000          157,932
Wells Fargo Mortgage-Backed Securities
2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1,
5.059%, 3/25/36(2)                                              298,955          255,175
                                                                          --------------
                                                                                 413,107
                                                                          --------------
OTHER--0.1%
Greenwich Capital Commercial Mortgage
2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%,
3/1/39                                                          145,000          141,275
RESIDENTIAL--0.4%
Citigroup Commercial Mortgage Trust 2008-C7,
Commercial Mtg. Pass-Through Certificates,
Series 2008-C7, Cl. A4, 6.095%, 12/1/49(2)                      160,000          161,539
Countrywide Alternative Loan Trust 2005-29CB,
Mtg. Pass-Through Certificates, Series
2005-29CB, Cl. A4, 5%, 7/1/35                                   145,122          109,459
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                           86,869           86,889
Wells Fargo Mortgage-Backed Securities 2004-R
Trust, Mtg. Pass-Through Certificates, Series
2004-R, Cl. 2A1, 2.999%, 9/1/34(2)                              144,666          141,003
                                                                          --------------
                                                                                 498,890
                                                                          --------------
Total Mortgage-Backed Obligations (Cost $29,651,775)                          30,259,723


                           9 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
U.S. GOVERNMENT OBLIGATIONS--0.7%
Federal Home Loan Mortgage Corp. Nts.:
2.50%, 4/23/14                                         $         70,000   $       70,639
2.875%, 2/9/15                                                  345,000          347,510
Federal National Mortgage Assn. Nts.:
2.625%, 11/20/14                                                300,000          300,345
3%, 9/16/14                                                      45,000           45,875
                                                                          --------------
Total U.S. Government Obligations (Cost $763,428)               764,369
                                                                          --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.0%
CONSUMER DISCRETIONARY--1.9%
AUTO COMPONENTS--0.1%
Lear Corp., 8.125% Sr. Unsec. Nts., 3/15/20                     115,000          117,444
AUTOMOBILES--0.3%
Daimler Finance North America LLC, 6.50% Sr.
Unsec. Unsub. Nts., 11/15/13                                    100,000          110,954
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec.
Nts., 9/15/10                                                   200,000          204,818
                                                                          --------------
                                                                                 315,772
                                                                          --------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Service Corp. International, 6.75% Sr. Unsec.
Nts., 4/1/15                                                    110,000          110,000
HOTELS, RESTAURANTS & LEISURE--0.1%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub.
Nts., 8/15/15(3)                                                107,000          109,307
HOUSEHOLD DURABLES--0.1%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub.
Nts., 6/15/14                                                   165,000          180,740
LEISURE EQUIPMENT & PRODUCTS--0.1%
Mattel, Inc., 6.125% Sr. Unsec. Nts., 6/15/11                   100,000          104,869
MEDIA--0.9%
CBS Corp., 8.875% Sr. Unsec. Nts., 5/15/19                       98,000          118,577
Comcast Cable Communications Holdings, Inc.,
9.455% Sr. Unsec. Nts., 11/15/22                                 65,000           87,027
DirecTV Holdings LLC/DirecTV Financing Co.,
Inc., 7.625% Sr. Unsec. Unsub. Nts., 5/15/16                    197,000          220,913
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19                   90,000           94,050
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds,
1/15/40                                                          90,000           90,322
Lamar Media Corp., 9.75% Sr. Unsec. Nts.,
4/1/14                                                          100,000          109,750
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                    72,000           84,163
Time Warner Entertainment Co. LP, 8.375% Sr.
Nts., 7/15/33                                                    55,000           66,429
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                   65,000           71,822
Virgin Media Secured Finance plc, 6.50% Sr.
Sec. Nts., 1/15/18(3)                                           110,000          110,825
                                                                          --------------
                                                                               1,053,878
                                                                          --------------
SPECIALTY RETAIL--0.2%
Home Depot, Inc. (The), 5.875% Sr. Unsec.
Unsub. Nts., 12/16/36                                            93,000           90,548
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts.,
4/1/11                                                          149,000          158,136
                                                                          --------------
                                                                                 248,684
                                                                          --------------
CONSUMER STAPLES--0.7%
BEVERAGES--0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%
Sr. Unsec. Unsub. Nts., 1/15/19(3)                              120,000          142,961


                           10 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
BEVERAGES CONTINUED
Constellation Brands, Inc., 8.375% Sr. Nts.,
12/15/14                                               $        100,000   $      108,625
                                                                          --------------
                                                                                 251,586
                                                                          --------------
FOOD & STAPLES RETAILING--0.1%
Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                                          55,000           70,152
FOOD PRODUCTS--0.2%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                            45,000           47,013
8.50% Sr. Unsec. Nts., 6/15/19                                   50,000           58,221
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub.
Nts., 2/9/40                                                     92,000           95,657
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts.,
9/15/11                                                          95,000          100,981
                                                                          --------------
                                                                                 301,872
                                                                          --------------
TOBACCO--0.2%
Altria Group, Inc., 9.70% Sr. Unsec. Nts.,
11/10/18                                                        181,000          222,903
ENERGY--1.7%
ENERGY EQUIPMENT & SERVICES--0.2%
Pride International, Inc., 8.50% Sr. Nts.,
6/15/19                                                         120,000          136,200
Weatherford International Ltd., 6.50% Sr.
Unsec. Bonds, 8/1/36                                             75,000           74,757
Weatherford International, Inc., 6.625% Sr.
Unsec. Unsub. Nts., Series B, 11/15/11                           19,000           20,342
                                                                          --------------
                                                                                 231,299
                                                                          --------------
OIL, GAS & CONSUMABLE FUELS--1.5%
Anadarko Petroleum Corp., 6.45% Sr. Unsec.
Nts., 9/15/36                                                    89,000           90,993
DCP Midstream LLC:
5.35% Sr. Unsec. Nts., 3/18/20(3)                                35,000           35,138
9.75% Sr. Unsec. Unsub. Nts., 3/15/19(3)                         43,000           55,213
Duke Energy Field Services LLC, 7.875% Unsec.
Nts., 8/16/10                                                    95,000           97,449
El Paso Corp., 8.25% Sr. Unsec. Nts., 2/15/16                   110,000          117,975
Energy Transfer Partners LP, 7.50% Sr. Unsec.
Unsub. Bonds, 7/1/38                                             90,000          101,114
Enterprise Products Operating LLP, 7.50% Sr.
Unsec. Unsub. Nts., 2/1/11                                      110,000          115,164
Kaneb Pipe Line Operating Partnership LP,
5.875% Sr. Unsec. Nts., 6/1/13                                  195,000          208,698
Kerr-McGee Corp., 6.875% Sr. Unsec. Unsub.
Nts., 9/15/11                                                    74,000           79,756
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds,
5/15/37                                                         105,000          106,183
Peabody Energy Corp., 6.875% Sr. Unsec. Nts.,
Series B, 3/15/13                                               100,000          101,625
Pipeline Funding Co. LLC, 7.50% Sr. Sec. Nts.,
1/15/30(3)                                                       75,000           71,807
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.50% Sr. Sec. Nts., 9/30/14(3)                                  60,000           64,693
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15(3)                         95,000           93,798
5.625% Sr. Unsec. Unsub. Nts., 4/15/20(3)                        75,000           73,978
Williams Cos., Inc. Credit, Linked Certificate
Trust V (The), 6.375% Sr. Unsec. Nts.,
10/1/10(3)                                                       80,000           81,488
Williams Partners LP/Williams Partners Finance
Corp., 7.25% Sr. Unsec. Nts., 2/1/17                            102,000          116,537
Woodside Finance Ltd., 4.50% Nts., 11/10/14(3)                   90,000           92,298
                                                                          --------------
                                                                               1,703,907


                           11 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
FINANCIALS--4.3%
CAPITAL MARKETS--0.4%
Blackstone Holdings Finance Co. LLC, 6.625%
Sr. Unsec. Nts., 8/15/19(3)                            $        170,000   $      171,395
Goldman Sachs Capital, Inc. (The), 6.345% Sub.
Bonds, 2/15/34                                                  115,000          106,498
Morgan Stanley, 5.55% Sr. Unsec. Unsub. Nts.,
Series F, 4/27/17                                               100,000          102,367
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts.,
3/4/20                                                          110,000          114,366
                                                                          --------------
                                                                                 494,626
                                                                          --------------
COMMERCIAL BANKS--1.1%
Barclays Bank plc, 6.278% Perpetual Bonds(8)                    250,000          202,500
City National Capital Trust I, 9.625% Jr. Sub.
Bonds, 2/1/40                                                   112,000          124,764
Comerica Capital Trust II, 6.576% Bonds,
2/20/37(2)                                                      134,000          118,925
Fifth Third Bancorp:
5.45% Unsec. Sub. Nts., 1/15/17                                  68,000           67,298
8.25% Sub. Nts., 3/1/38                                          55,000           57,953
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35(2)                                                     170,000          152,150
Royal Bank of Scotland Group plc, 6.40% Sr.
Unsec. Unsub. Nts., 10/21/19                                    195,000          195,296
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual
Bonds, Series K(8)                                              330,000          346,500
                                                                          --------------
                                                                               1,265,386
                                                                          --------------
CONSUMER FINANCE--0.3%
Capital One Capital V, 10.25% Cum. Jr. Unsec.
Sub. Nts., 8/15/39                                              160,000          190,047
SLM Corp., 8% Sr. Nts., 3/25/20                                 113,000          110,220
                                                                          --------------
                                                                                 300,267
                                                                          --------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Citigroup, Inc.:
6% Sr. Unsec. Nts., 8/15/17                                     202,000          206,858
8.125% Sr. Unsec. Nts., 7/15/39                                 178,000          206,111
JPMorgan Chase & Co., 7.90% Perpetual Bonds,
Series 1(8)                                                     370,000          395,790
Merrill Lynch & Co., Inc., 7.75% Jr. Sub.
Bonds, 5/14/38                                                  243,000          270,177
                                                                          --------------
                                                                               1,078,936
                                                                          --------------
INSURANCE--1.3%
AXA SA, 6.379% Sub. Perpetual Bonds(3,8)                        155,000          136,400
Genworth Financial, Inc., 8.625% Sr. Unsec.
Unsub. Nts., 12/15/16                                           185,000          202,039
Hartford Financial Services Group, Inc. (The),
6% Sr. Unsec. Nts., 1/15/19                                      85,000           87,193
Irish Life & Permanent Group Holdings plc,
3.60% Sr. Unsec. Unsub. Nts., 1/14/13(3)                        225,000          224,656
Lincoln National Corp.:
6.05% Jr. Unsec. Sub. Bonds, 4/20/67                             90,000           75,825
7% Jr. Sub. Bonds, 5/17/66(2)                                   140,000          128,800
Marsh & McLennan Cos., Inc., 5.15% Sr. Unsec.
Nts., 9/15/10                                                   102,000          103,768
Principal Life Global Funding I, 4.40% Sr.
Sec. Nts., 10/1/10(3)                                           101,000          102,478
Prudential Holdings LLC, 8.695% Bonds, Series
C, 12/18/23(3)                                                  105,000          121,215
Swiss Re Capital I LP, 6.854% Perpetual
Bonds(3,8)                                                      220,000          200,917


                           12 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
INSURANCE CONTINUED
ZFS Finance USA Trust IV, 5.875% Sub. Bonds,
5/9/32(3)                                              $        123,000   $      115,978
                                                                          --------------
                                                                               1,499,269
                                                                          --------------
REAL ESTATE INVESTMENT TRUSTS--0.3%
AvalonBay Communities, Inc., 6.625% Sr. Unsec.
Unsub. Nts., 9/15/11                                             45,000           48,157
Digital Realty Trust LP, 5.875% Unsec. Unsub.
Bonds, 2/1/20(3)                                                113,000          110,698
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub.
Nts., 1/15/12                                                    43,000           44,812
ProLogis, 7.625% Sr. Unsec. Nts., 8/15/14                        95,000          103,969
                                                                          --------------
                                                                                 307,636
                                                                          --------------
HEALTH CARE--0.6%
HEALTH CARE PROVIDERS & SERVICES--0.2%
HCA, Inc., 8.50% Sr. Sec. Nts., 4/15/19(3)                      105,000          113,466
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts.,
1/15/11                                                          95,000           97,807
                                                                          --------------
                                                                                 211,273
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc., 6.125%
Sr. Unsec. Sub. Nts., 7/1/15                                    190,000          197,377
Life Technologies Corp., 6% Sr. Nts., 3/1/20                    187,000          191,820
                                                                          --------------
                                                                                 389,197
                                                                          --------------
PHARMACEUTICALS--0.1%
Watson Pharmaceuticals, Inc., 6.125% Sr.
Unsec. Nts., 8/15/19                                            105,000          110,566
INDUSTRIALS--1.5%
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub.
Nts., 4/1/16                                                     56,000           56,560
BAE Systems Holdings, Inc., 6.375% Nts.,
6/1/19(3)                                                       100,000          108,805
L-3 Communications Corp., 5.875% Sr. Sub.
Nts., 1/15/15                                                   110,000          112,475
Meccanica Holdings USA, Inc.:
6.25% Sr. Nts., 1/15/40(3)                                       40,000           39,348
7.375% Sr. Unsec. Unsub. Nts., 7/15/39(3)                       151,000          166,227
                                                                          --------------
                                                                                 483,415
                                                                          --------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Browning-Ferris Industries, Inc., 7.40% Sr.
Unsec. Debs., 9/15/35                                            85,000           94,543
Corrections Corp. of America, 7.75% Sr. Nts.,
6/1/17                                                          107,000          112,350
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec.
Nts., 1/15/12                                                   105,000          109,169
Republic Services, Inc., 6.75% Sr. Unsec.
Unsub. Nts., 8/15/11                                             70,000           74,579
                                                                          --------------
                                                                                 390,641
                                                                          --------------
ELECTRICAL EQUIPMENT--0.1%
Roper Industries, Inc., 6.25% Sr. Nts., 9/1/19                  109,000          115,713
INDUSTRIAL CONGLOMERATES--0.4%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12                         95,000           99,076
5.50% Sr. Unsec. Nts., 1/8/20                                   116,000          118,573
Tyco International Ltd./Tyco International
Finance SA, 6.875% Sr. Unsec. Unsub. Nts.,
1/15/21                                                         190,000          217,537
                                                                          --------------
                                                                                 435,186
                                                                          --------------
MACHINERY--0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14                     115,000          120,894


                           13 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
ROAD & RAIL--0.2%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19              $        155,000   $      180,920
INFORMATION TECHNOLOGY--0.3%
COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                     100,000          108,089
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc., 5.50% Sr. Unsec.
Unsub. Nts., 9/14/15                                            174,000          186,701
SOFTWARE--0.0%
CA, Inc., 5.375% Sr. Unsec. Unsub. Nts.,
12/1/19                                                          55,000           55,697
MATERIALS--1.0%
CHEMICALS--0.2%
Ashland, Inc., 9.125% Sr. Unsec. Nts.,
6/1/17(3)                                                       100,000          112,250
Terra Capital, Inc., 7.75% Sr. Unsec. Nts.,
11/1/19                                                         140,000          169,750
                                                                          --------------
                                                                                 282,000
                                                                          --------------
CONTAINERS & PACKAGING--0.2%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                      110,000          117,425
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17(3)                   105,000          114,119
                                                                          --------------
                                                                                 231,544
                                                                          --------------
METALS & MINING--0.6%
Cliffs Natural Resources, Inc., 5.90% Sr.
Unsec. Unsub. Nts., 3/15/20                                      80,000           82,084
Freeport-McMoRan Copper & Gold, Inc., 8.375%
Sr. Nts., 4/1/17                                                160,000          178,239
Teck Resources Ltd., 9.75% Sr. Sec. Nts.,
5/15/14                                                         125,000          148,750
Vale Overseas Ltd., 6.875% Sr. Unsec. Nts.,
11/10/39                                                        110,000          114,526
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                            60,000           62,986
6% Sr. Unsec. Unsub. Nts., 10/15/15                              74,000           79,912
                                                                          --------------
                                                                                 666,497
                                                                          --------------
TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                     105,000          106,903
British Telecommunications plc, 9.625% Bonds,
12/15/30                                                         71,000           89,632
Citizens Communications Co., 6.25% Sr. Nts.,
1/15/13                                                         105,000          106,575
Deutsche Telekom International Finance BV,
8.50% Unsub. Nts., 6/15/10(2)                                    96,000           97,421
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13                    105,000          114,316
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts.,
6/15/15                                                         106,000          116,335
Telecom Italia Capital SA, 4.875% Sr. Unsec.
Unsub. Nts., 10/1/10                                            196,000          199,438
Telefonica Europe BV, 7.75% Unsec. Nts.,
9/15/10                                                          95,000           97,878
Telus Corp., 8% Nts., 6/1/11                                    105,000          113,035
Verizon Communications, Inc., 6.40% Sr. Unsec.
Nts., 2/15/38                                                    69,000           71,826
Windstream Corp., 8.625% Sr. Unsec. Unsub.
Nts., 8/1/16                                                    120,000          123,300
                                                                          --------------
                                                                               1,236,659
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
American Tower Corp., 7% Sr. Unsec. Nts.,
10/15/17                                                         83,000           93,168


                           14 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                       Principal Amount        Value
                                                       ----------------   --------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts.,
5/1/11                                                 $         41,000   $       44,452
                                                                          --------------
                                                                                 137,620
                                                                          --------------
UTILITIES--0.8%
ELECTRIC UTILITIES--0.2%
Allegheny Energy Supply Co. LLC, 8.25% Bonds,
4/15/12(3)                                                       80,000           88,276
FirstEnergy Corp., 7.375% Sr. Unsub. Nts.,
Series C, 11/15/31                                               74,000           76,791
Texas-New Mexico Power Co., 9.50% Sec. Nts.,
4/1/19(3)                                                        28,000           34,167
                                                                          --------------
                                                                                 199,234
                                                                          --------------
ENERGY TRADERS--0.3%
Constellation Energy Group, Inc., 7.60% Unsec.
Nts., 4/1/32                                                    105,000          120,548
Energy Future Holdings Corp., 10% Sr. Sec.
Nts., 1/15/20(3)                                                 15,000           15,713
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                       105,000          104,475
Oncor Electric Delivery Co., 6.375% Sr. Sec.
Nts., 1/15/15                                                   136,000          150,607
                                                                          --------------
                                                                                 391,343
                                                                          --------------
MULTI-UTILITIES--0.3%
Narragansett Electric Co., 5.638% Sr. Unsec.
Nts., 3/15/40(3)                                                 47,000           45,714
NiSource Finance Corp., 7.875% Sr. Unsec.
Nts., 11/15/10                                                  100,000          103,852
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16                                    55,000           61,518
9.80% Sr. Unsec. Nts., 2/15/19                                   90,000          117,142
                                                                          --------------
                                                                                 328,226
                                                                          --------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $15,462,907)                                           16,229,948

                                                            Shares
                                                       ----------------
INVESTMENT COMPANIES--0.7%
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Shares, 0.00%(9,10)                                 23,190           23,190
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.15%(9,11)                                              847,078          847,078
                                                                          --------------
Total Investment Companies (Cost $870,268)                                       870,268

TOTAL INVESTMENTS, AT VALUE (COST $119,624,043)                   111.6%     129,530,837
Liabilities in Excess of Other Assets                             (11.6)     (13,438,936)
                                                       ----------------   --------------
Net Assets                                                        100.0%  $  116,091,901
                                                       ================   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,513,350 or 3.89% of the Portfolio's net assets as of March 31, 2010.

(4.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,801,142 or 1.55% of the Portfolio's net assets as of March 31, 2010.


                           15 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

(5.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $95,350 or 0.08% of the Portfolio's net assets as of March 31, 2010.

(6.) When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See accompanying Notes.

(7.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $137,157. See accompanying Notes.

(8.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(9.) Rate shown is the 7-day yield as of March 31, 2010.

(10.) Interest rate is less than 0.0005%.

(11.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES           GROSS        GROSS         SHARES
                                 DECEMBER 31, 2009    ADDITIONS   REDUCTIONS   MARCH 31, 2010
                                 -----------------   ----------   ----------   --------------
Oppenheimer Institutional
Money Market Fund, Cl. E             2,501,190       11,782,187   13,436,299       847,078

                                   VALUE    INCOME
                                 --------   ------
Oppenheimer Institutional
Money Market Fund, Cl. E         $847,078   $1,065

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Portfolio's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of March 31, 2010 based on valuation input level:

                                                 LEVEL 2--
                                                   OTHER        LEVEL 3--
                                  LEVEL 1--     SIGNIFICANT    SIGNIFICANT
                                  UNADJUSTED     OBSERVABLE   UNOBSERVABLE
                                QUOTED PRICES      INPUTS        INPUTS          VALUE
                                -------------   -----------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary        $  6,852,789   $        --        $--       $  6,852,789
   Consumer Staples                11,433,838            --         --         11,433,838
   Energy                           6,820,408            --         --          6,820,408
   Financials                      16,693,647            --         --         16,693,647
   Health Care                      7,102,985            --         --          7,102,985
   Industrials                      8,911,554            --         --          8,911,554
   Information Technology           9,472,805            --         --          9,472,805
   Materials                        4,732,555            --         --          4,732,555
   Telecommunication Services       2,483,224            --         --          2,483,224
   Utilities                        1,785,276            --         --          1,785,276
Asset-Backed Securities                    --     5,117,448         --          5,117,448
Mortgage-Backed Obligations                --    30,259,723         --         30,259,723
U.S. Government Obligations                --       764,369         --            764,369
Non-Convertible Corporate
Bonds and Notes                            --    16,229,948         --         16,229,948
Investment Companies                  870,268            --         --            870,268


                           16 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                 ------------   -----------        ---       ------------
Total Investments, at Value        77,159,349    52,371,488         --        129,530,837
OTHER FINANCIAL INSTRUMENTS:
Futures margins                        23,200            --         --             23,200
                                 ------------   -----------        ---       ------------
Total Assets                     $ 77,182,549   $52,371,488        $--       $129,554,037
                                 ------------   -----------        ---       ------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value      $         --   $   (13,775)       $--       $    (13,775)
Futures margins                        (5,356)           --         --             (5,356)
                                 ------------   -----------        ---       ------------
Total Liabilities                $     (5,356)  $   (13,775)       $--       $    (19,131)
                                 ------------   -----------        ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE PORTFOLIO'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF MARCH 31, 2010 ARE AS FOLLOWS:

                                                                                 UNREALIZED
                                         NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION          BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------          --------   ---------   ----------   ----------   --------------
U.S. Long Bonds                  Buy         31        6/21/10    $3,599,875      $  3,975
U.S. Treasury Bonds, 10 yr.      Buy         32        6/21/10     3,720,000       (28,855)
U.S. Treasury Nts., 2 yr.       Sell          9        6/30/10     1,952,578         1,574
U.S. Treasury Nts., 5 yr.       Sell         18        6/30/10     2,067,188         3,339
                                                                                  --------
                                                                                  $(19,967)
                                                                                  ========

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2010 ARE AS FOLLOWS:

                                                   PAY/
                          BUY/SELL    NOTIONAL   RECEIVE
REFERENCE ENTITY/          CREDIT      AMOUNT     FIXED    TERMINATION               UNREALIZED
SWAP COUNTERPARTY        PROTECTION    (000'S)     RATE       DATE         VALUE    DEPRECIATION
-----------------        ----------   --------   -------   -----------   --------   ------------
VALE INCO LTD.:
Morgan Stanley Capital
Services, Inc.                Buy       $240       0.70%     3/20/17     $ (2,294)     $ 2,294
Morgan Stanley Capital
Services, Inc.                Buy        240       0.63      3/20/17       (1,238)       1,238
                                        ----                             --------      -------
                            Total        480                               (3,532)       3,532
VALE OVERSEAS:
Morgan Stanley Capital
Services, Inc.               Sell        240       1.17      3/20/17       (4,622)       4,622
Morgan Stanley Capital
Services, Inc.               Sell        240       1.10      3/20/17       (5,621)       5,621
                                        ----                             --------      -------
                            Total        480                              (10,243)      10,243
                                        ----                             --------      -------
                                                      Grand Total Buys     (3,532)       3,532
                                                     Grand Total Sells    (10,243)      10,243
                                                                         --------      -------
                                            Total Credit Default Swaps   $(13,775)     $13,775
                                                                         ========      =======

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:


                           17 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                               TOTAL MAXIMUM
                                                 POTENTIAL
                                               PAYMENTS FOR                   REFERENCE
                                              SELLING CREDIT                    ASSET
TYPE OF REFERENCE ASSET ON WHICH THE FUND       PROTECTION        AMOUNT        RATING
SOLD PROTECTION                               (UNDISCOUNTED)   RECOVERABLE*    RANGE**
-----------------------------------------     --------------   ------------   ---------
Investment Grade Single Name Corporate Debt      $480,000           $--          BBB+

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF MARCH 31, 2010 IS AS FOLLOWS:

                                               NOTIONAL
                            SWAP TYPE FROM      AMOUNT
SWAP COUNTERPARTY          FUND PERSPECTIVE     (000'S)     VALUE
-----------------        -------------------   --------   --------
Morgan Stanley Capital
Services, Inc.:

                         Credit Default Buy
                         Protection              $480     $ (3,532)
                         Credit Default Sell
                         Protection               480      (10,243)
                                                          --------
                                            Total Swaps   $(13,775)
                                                          ========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolio's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.


                           18 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Portfolio during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2010, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED
                           DELIVERY BASIS
                            TRANSACTIONS
                       ----------------------
Purchased securities        $17,954,208
Sold securities               4,200,783

The Portfolio may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Portfolio sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                          19 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

Forward roll transactions may be deemed to entail embedded leverage since the Portfolio purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Portfolio's market value of investments relative to its net assets which can incrementally increase the volatility of the Portfolio's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Portfolio's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio's investment objectives not only permit the Portfolio to purchase investment securities, they also allow the Portfolio to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Portfolio may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.


                          20 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Portfolio's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Portfolio to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Portfolio's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Portfolio. Typically, the associated risks are not the risks that the Portfolio is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Portfolio. The Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Portfolio intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Portfolio has entered into master netting arrangements, established within the Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Portfolio to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio's net assets and or a percentage decrease in the Portfolio's Net Asset Value or NAV. The contingent features are established within the Portfolio's ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.


                          21 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

     As of March 31, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $13,775 for which collateral was not posted by the Portfolio. Securities held in collateralized accounts to cover these liabilities are noted in the Statement of Investments, if applicable. If a contingent feature would have been triggered as of March 31, 2010, the Portfolio could have been required to pay this amount in cash to its counterparties. If the Portfolio fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Portfolio has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Portfolio has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

SWAP CONTRACTS

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to


                          22 | Total Return Portfolio

Total Return Portfolio

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Portfolio to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Portfolio may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Portfolio has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.

     Additional associated risks to the Portfolio include counterparty credit risk and liquidity risk.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $119,635,208
Federal tax cost of other investments      3,320,076
                                        ------------
Total federal tax cost                  $122,955,284
                                        ============
Gross unrealized appreciation           $ 11,207,248
Gross unrealized depreciation             (1,345,361)
                                        ------------
Net unrealized appreciation             $  9,861,887
                                        ============


                          23 | Total Return Portfolio

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                   Shares         Value
                                                -----------   ------------
COMMON STOCKS--96.1%
CONSUMER DISCRETIONARY--11.7%
AUTOMOBILES--1.2%
Bayerische Motoren Werke (BMW) AG                    21,675   $  1,001,954
Honda Motor Co. Ltd.                                115,020      4,059,964
                                                              ------------
                                                                 5,061,918
                                                              ------------
DISTRIBUTORS--0.5%
Brenntag AG(1)                                       31,663      2,335,017
DIVERSIFIED CONSUMER SERVICES--0.4%
Dignity plc                                         190,840      1,789,722
HOTELS, RESTAURANTS & LEISURE--1.3%
Carnival Corp.                                       84,600      3,289,248
William Hill plc                                    661,692      2,120,694
                                                              ------------
                                                                 5,409,942
                                                              ------------
HOUSEHOLD DURABLES--0.6%
SEB SA                                               40,198      2,666,637
MEDIA--1.7%
British Sky Broadcasting Group plc                   85,978        785,437
Grupo Televisa SA, Sponsored GDR                     95,900      2,015,818
Vivendi SA                                           79,810      2,135,978
Zee Entertainment Enterprises Ltd.                  371,500      2,219,732
                                                              ------------
                                                                 7,156,965
                                                              ------------
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                         10,180      1,355,308
SPECIALTY RETAIL--1.7%
Hennes & Mauritz AB, Cl. B                           27,800      1,798,536
Industria de Diseno Textil SA                        86,900      5,728,348
                                                              ------------
                                                                 7,526,884
                                                              ------------
TEXTILES, APPAREL & LUXURY GOODS--4.0%
Burberry Group plc                                  475,264      5,153,057
Compagnie Financiere Richemont SA, Cl. A             69,937      2,708,202
Luxottica Group SpA                                  95,500      2,553,959
LVMH Moet Hennessy Louis Vuitton SA                  26,610      3,110,334
Swatch Group AG (The), Cl. B                         11,850      3,778,424
                                                              ------------
                                                                17,303,976
                                                              ------------
CONSUMER STAPLES--7.0%
BEVERAGES--2.2%
C&C Group plc                                       976,244      4,411,940
Heineken NV                                          40,500      2,081,397
Pernod-Ricard SA                                     35,790      3,039,138
                                                              ------------
                                                                 9,532,475
                                                              ------------
FOOD & STAPLES RETAILING--0.5%
Woolworths Ltd.                                      91,937      2,362,248
FOOD PRODUCTS--3.4%
Aryzta AG                                            59,181      2,593,098
Barry Callebaut AG                                    7,869      5,082,311
Nestle SA                                            50,408      2,581,593
Unilever plc                                        146,649      4,306,137
                                                              ------------
                                                                14,563,139
                                                              ------------


                  1 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                   Shares         Value
                                                -----------   ------------
HOUSEHOLD PRODUCTS--0.6%
Reckitt Benckiser Group plc                          49,226   $  2,701,910
PERSONAL PRODUCTS--0.3%
L'Oreal SA                                           13,350      1,403,916
ENERGY--4.0%
ENERGY EQUIPMENT & SERVICES--1.5%
Saipem SpA                                           43,600      1,687,161
Schoeller-Bleckmann Oilfield Equipment AG            16,000        843,027
Technip SA                                           51,750      4,207,772
                                                              ------------
                                                                 6,737,960
                                                              ------------
OIL, GAS & CONSUMABLE FUELS--2.5%
BG Group plc                                        351,030      6,075,294
Total SA                                             61,890      3,592,793
Tsakos Energy Navigation Ltd.                        69,000      1,017,060
                                                              ------------
                                                                10,685,147
                                                              ------------
FINANCIALS--10.5%
CAPITAL MARKETS--6.8%
3i Group plc                                        465,973      2,059,112
BinckBank NV                                        283,600      5,017,910
Collins Stewart plc                               1,789,679      2,389,932
Credit Suisse Group AG                               92,306      4,757,996
Deutsche Bank AG                                     61,522      4,744,734
ICAP plc                                            963,328      5,464,384
Swissquote Group Holding SA                          29,936      1,304,590
Tullett Prebon plc                                  699,780      3,713,513
                                                              ------------
                                                                29,452,171
                                                              ------------
COMMERCIAL BANKS--0.5%
ICICI Bank Ltd., Sponsored ADR                       49,625      2,118,988
INSURANCE--2.5%
AMP Ltd.                                            277,668      1,595,061
Prudential plc                                      437,051      3,631,148
QBE Insurance Group Ltd.                            295,901      5,656,044
                                                              ------------
                                                                10,882,253
                                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Solidere, GDR(2)                                     10,080        227,102
Solidere, GDR(2,3)                                   66,720      1,503,202
                                                              ------------
                                                                 1,730,304
                                                              ------------
THRIFTS & MORTGAGE FINANCE--0.3%
Housing Development Finance Corp. Ltd.               19,300      1,168,102
HEALTH CARE--14.9%
BIOTECHNOLOGY--2.6%
CSL Ltd.                                            180,800      6,044,143
Grifols SA                                          179,100      2,675,445
Marshall Edwards, Inc.(1,4)                          38,230        187,327
Marshall Edwards, Inc., Legend Shares(1,3,4)         33,060        161,994
NeuroSearch AS(1)                                    58,771      1,802,006
Santhera Pharmaceuticals(1)                          19,000        443,285
                                                              ------------
                                                                11,314,200
                                                              ------------


                  2 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                   Shares         Value
                                                -----------   ------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.0%
DiaSorin SpA                                        167,123   $  6,290,983
Essilor International SA                             51,150      3,265,702
Nobel Biocare Holding AG                             28,463        761,245
Smith & Nephew plc                                  229,546      2,286,821
Sonova Holding AG                                    28,315      3,517,892
Straumann Holding AG                                 11,614      2,891,384
Synthes, Inc.                                        46,964      5,861,592
Terumo Corp.                                         57,200      3,046,914
William Demant Holding AS(1)                         34,500      2,441,126
                                                              ------------
                                                                30,363,659
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Sonic Healthcare Ltd.                               587,058      7,741,318
HEALTH CARE TECHNOLOGY--0.1%
Ortivus AB, Cl. B(1)                                279,600        201,995
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc(1)                                          457,454      1,237,732
Tyrian Diagnostics Ltd.(1)                        9,315,698        128,228
                                                              ------------
                                                                 1,365,960
                                                              ------------
PHARMACEUTICALS--3.1%
Astellas Pharma, Inc.                                26,200        948,626
Novogen Ltd.(1)                                   1,154,071        469,812
Roche Holding AG                                     40,564      6,578,570
Sanofi-Aventis SA                                    34,405      2,564,645
Shionogi & Co. Ltd.                                  80,000      1,521,446
Takeda Pharmaceutical Co. Ltd.                       34,600      1,522,933
                                                              ------------
                                                                13,606,032
                                                              ------------
INDUSTRIALS--18.6%
AEROSPACE & DEFENSE--1.1%
Empresa Brasileira de Aeronautica SA                528,126      3,133,089
European Aeronautic Defense & Space Co.              77,020      1,549,492
                                                              ------------
                                                                 4,682,581
                                                              ------------
AIR FREIGHT & LOGISTICS--0.2%
Toll Holdings Ltd.                                  154,839      1,054,293
COMMERCIAL SERVICES & SUPPLIES--3.2%
Aggreko plc                                         400,360      7,241,936
De La Rue plc                                       121,450      1,707,539
Prosegur Compania de Seguridad SA                   104,300      4,705,178
                                                              ------------
                                                                13,654,653
                                                              ------------
CONSTRUCTION & ENGINEERING--3.2%
Koninklijke Boskalis Westminster NV                  76,021      2,913,498
Leighton Holdings Ltd.                               49,780      1,781,544
Maire Tecnimont SpA                                 688,100      2,620,873
Outotec OYJ                                          38,000      1,367,811
Trevi Finanziaria SpA                               214,500      3,679,394
Vinci SA                                             21,603      1,273,193
                                                              ------------
                                                                13,636,313


                  3 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                   Shares         Value
                                                -----------   ------------
ELECTRICAL EQUIPMENT--3.0%
ABB Ltd.                                            301,793   $  6,591,704
Alstom                                               73,710      4,596,546
Ceres Power Holdings plc(1)                         992,902      1,928,609
                                                              ------------
                                                                13,116,859
                                                              ------------
INDUSTRIAL CONGLOMERATES--1.4%
Koninklijke (Royal) Philips Electronics NV           80,900      2,594,027
Siemens AG                                           36,739      3,684,420
                                                              ------------
                                                                 6,278,447
                                                              ------------
MACHINERY--2.1%
Aalberts Industries NV                              423,645      6,757,675
Demag Cranes AG(1)                                   37,487      1,316,435
Vallourec SA                                          5,340      1,076,828
                                                              ------------
                                                                 9,150,938
                                                              ------------
PROFESSIONAL SERVICES--2.8%
Capita Group plc                                    720,291      8,268,842
Experian plc                                        411,615      4,050,689
                                                              ------------
                                                                12,319,531
                                                              ------------
TRADING COMPANIES & DISTRIBUTORS--1.6%
Bunzl plc                                           527,427      5,770,659
Wolseley plc(1)                                      42,182      1,019,056
                                                              ------------
                                                                 6,789,715
                                                              ------------
INFORMATION TECHNOLOGY--21.9%
COMMUNICATIONS EQUIPMENT--3.6%
Tandberg ASA                                        218,100      6,220,210
Telefonaktiebolaget LM Ericsson, B Shares           870,080      9,108,183
                                                              ------------
                                                                15,328,393
                                                              ------------
COMPUTERS & PERIPHERALS--0.2%
Gemalto NV(1)                                        15,570        673,793
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.4%
Hoya Corp.                                          161,893      4,434,348
Ibiden Co. Ltd.                                      53,321      1,836,492
Keyence Corp.                                        21,279      5,067,625
Nidec Corp.                                         102,100     10,942,796
Nippon Electric Glass Co. Ltd.                      130,000      1,821,519
Omron Corp.                                          68,986      1,601,237
Phoenix Mecano AG                                     4,232      2,038,938
                                                              ------------
                                                                27,742,955
                                                              ------------
INTERNET SOFTWARE & SERVICES--1.7%
United Internet AG(1)                               153,696      2,323,978
Yahoo! Japan Corp.                                   13,646      4,970,011
                                                              ------------
                                                                 7,293,989
                                                              ------------
IT SERVICES--1.8%
Infosys Technologies Ltd.                           136,564      7,957,336
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                          96,250      4,457,830
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--0.3%
ARM Holdings plc                                    366,370      1,315,545


                  4 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                   Shares         Value
                                                -----------   ------------
SOFTWARE--6.9%
Autonomy Corp. plc(1)                               460,420   $ 12,737,043
Compugroup Holding AG(1)                            105,267      1,181,779
Nintendo Co. Ltd.                                    13,900      4,653,653
Sage Group plc (The)                                385,000      1,396,909
SAP AG                                               62,928      3,044,917
Square Enix Holdings Co. Ltd.                        32,794        716,985
Temenos Group AG(1)                                 207,207      6,101,837
                                                              ------------
                                                                29,833,123
                                                              ------------
MATERIALS--6.0%
CHEMICALS--1.4%
Filtrona plc                                      1,142,200      3,782,027
Sika AG                                               1,394      2,353,300
                                                              ------------
                                                                 6,135,327
                                                              ------------
CONSTRUCTION MATERIALS--0.3%
James Hardie Industries SE, CDI(1)                  207,100      1,379,729
METALS & MINING--4.3%
Impala Platinum Holdings Ltd.                       205,600      6,040,625
Rio Tinto plc                                        92,367      5,473,507
Vale SA, Sponsored ADR, Preference                  249,200      6,917,792
                                                              ------------
                                                                18,431,924
                                                              ------------
TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
BT Group plc                                      1,674,255      3,147,898
WIRELESS TELECOMMUNICATION SERVICES--0.5%
KDDI Corp.                                              370      1,915,499
UTILITIES--0.3%
ELECTRIC UTILITIES--0.3%
Fortum OYJ                                           46,800      1,144,747
                                                              ------------
Total Common Stocks (Cost $289,641,467)                        415,979,564
                                                              ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Marshall Edwards, Inc., Legend Shares Wts.,
Strike Price $3.60, Exp. 8/6/12(1,3,4)                7,500         11,827
Marshall Edwards, Inc., Legend Shares Wts.,
Strike Price $4.35, Exp. 7/11/10(1,3,4)              89,460             --
Tyrian Diagnostics Ltd. Rts., Strike Price
0.030AUD, Exp. 12/31/10(1)                        1,164,462          2,260
                                                              ------------
Total Rights, Warrants and Certificates
(Cost $0)                                                           14,087
                                                              ------------
INVESTMENT COMPANIES--3.7%
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Shares, 0.00%(5,6)                     595,428        595,428
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.15%(5,7)                                15,324,894     15,324,894
                                                              ------------
Total Investment Companies (Cost $15,920,322)                   15,920,322


                  5 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

                                                                 VALUE
                                                              ------------
TOTAL INVESTMENTS, AT VALUE
(COST $305,561,789)                                    99.8%  $431,913,973
OTHER ASSETS NET OF LIABILITIES                         0.2        777,285
                                                -----------   ------------
NET ASSETS                                            100.0%  $432,691,258
                                                ===========   ============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,677,023 or 0.39% of the Fund's net assets as of March 31, 2010.

(4.) Restricted security. The aggregate value of restricted securities as of March 31, 2010 was $361,148, which represents 0.08% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                           UNREALIZED
                                                 ACQUISITION                              APPRECIATION
SECURITY                                            DATE            COST        VALUE    (DEPRECIATION)
--------                                      ----------------   ----------   --------   --------------
Marshall Edwards, Inc.                        12/28/05-7/28/08   $1,873,903   $187,327    $(1,686,576)
Marshall Edwards, Inc., Legend Shares            7/7/06-8/3/07      966,240    161,994       (804,246)
Marshall Edwards, Inc., Legend Shares Wts.,
Strike Price $3.60, Exp. 8/6/12                         8/3/07           --     11,827         11,827
Marshall Edwards, Inc., Legend Shares Wts.,
Strike Price $4.35, Exp. 7/11/10                        7/7/06           --         --             --
                                                                 ----------   --------    -----------
                                                                 $2,840,143   $361,148    $(2,478,995)
                                                                 ==========   ========    ===========

(5.) Rate shown is the 7-day yield as of March 31, 2010.

(6.) Interest rate is less than 0.0005%.

(7.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES           GROSS        GROSS         SHARES
                            DECEMBER 31, 2009    ADDITIONS   REDUCTIONS   MARCH 31, 2010
                            -----------------   ----------   ----------   --------------
Oppenheimer Institutional
Money Market Fund, Cl. E        11,219,823      16,124,840   12,019,769     15,324,894

                               VALUE      INCOME
                            -----------   ------
Oppenheimer Institutional
Money Market Fund, Cl. E    $15,324,894   $6,861

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of March 31, 2010 based on valuation input level:

                                                 LEVEL 2--
                                                   OTHER        LEVEL 3--
                                  LEVEL 1--     SIGNIFICANT    SIGNIFICANT
                                  UNADJUSTED     OBSERVABLE   UNOBSERVABLE
                                QUOTED PRICES      INPUTS        INPUTS          VALUE
                                -------------   -----------   ------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks


                  6 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

   Consumer Discretionary       $  48,807,833   $ 1,798,536        $--       $ 50,606,369
   Consumer Staples                30,563,688            --         --         30,563,688
   Energy                          17,423,107            --         --         17,423,107
   Financials                      45,351,818            --         --         45,351,818
   Health Care                     63,759,363       833,801         --         64,593,164
   Industrials                     80,683,330            --         --         80,683,330
   Information Technology          71,673,965    22,928,999         --         94,602,964
   Materials                       25,946,980            --         --         25,946,980
   Telecommunication Services       5,063,397            --         --          5,063,397
   Utilities                        1,144,747            --         --          1,144,747
Rights, Warrants and
Certificates                               --        14,087         --             14,087
Investment Companies               15,920,322            --         --         15,920,322
                                -------------   -----------        ---       ------------
Total Investments, at Value       406,338,550    25,575,423         --        431,913,973
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange
contracts                                  --         1,598         --              1,598
                                -------------   -----------        ---       ------------
Total Assets                    $ 406,338,550   $25,577,021        $--       $431,915,571
                                -------------   -----------        ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.


                                              TRANSFERS     TRANSFERS
                              TRANSFERS     OUT OF LEVEL    INTO LEVEL   TRANSFERS OUT
                            INTO LEVEL 1*        1**           2**        OF LEVEL 2*
                            -------------   ------------   -----------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary    $ 30,984,597   $         --   $        --   $ (30,984,597)
   Consumer Staples            10,358,047             --            --     (10,358,047)
   Energy                      14,566,631             --            --     (14,566,631)
   Financials                  26,947,241             --            --     (26,947,241)
   Health Care                 36,662,740       (376,014)      376,014     (36,662,740)
   Industrials                 68,225,463             --            --     (68,225,463)
   Information Technology      20,257,884    (14,975,362)   14,975,362     (20,257,884)
   Materials                   17,417,465             --            --     (17,417,465)
   Telecommunication
   Services                     4,203,137             --            --      (4,203,137)
   Utilities                    1,267,858             --            --      (1,267,858)
                             ------------   ------------   -----------   -------------
Total Assets                 $230,891,063   $(15,351,376)  $15,351,376   $(230,891,063)
                             ============   ============   ===========   =============

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MARCH 31, 2010 ARE AS FOLLOWS:


                  7 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

COUNTERPARTY/CONTRACT                     CONTRACT          EXPIRATION               UNREALIZED
DESCRIPTION                 BUY/SELL   AMOUNT (000'S)          DATE        VALUE    APPRECIATION
---------------------       --------   --------------       ----------   --------   ------------
BANK OF NEW YORK (THE)
Euro (EUR)                     Buy                173 EUR     4/1/10     $233,096      $1,598

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS           VALUE      PERCENT
-------------------       ------------   -------
United Kingdom            $ 92,030,956     21.3%
Switzerland                 59,945,961     13.9
Japan                       53,517,878     12.4
France                      36,512,075      8.5
Australia                   32,308,458      7.5
The Netherlands             20,744,236      4.8
Germany                     19,633,234      4.6
United States               19,570,718      4.5
Italy                       16,832,370      3.9
India                       13,464,158      3.1
Spain                       13,108,971      3.0
Sweden                      11,108,714      2.6
Brazil                      10,050,881      2.3
Norway                       6,220,210      1.4
South Africa                 6,040,625      1.4
Ireland                      4,411,940      1.0
Denmark                      4,243,132      1.0
Jersey, Channel Islands      4,050,689      0.9
Finland                      2,512,558      0.6
Mexico                       2,015,818      0.5
Lebanon                      1,730,304      0.4
Bermuda                      1,017,060      0.2
Austria                        843,027      0.2
                          ------------    -----
Total                     $431,913,973    100.0%
                          ============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.


                  8 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                  9 | Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2010 (Unaudited)

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

RESTRICTED SECURITIES

As of March 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 320,550,871
                                 =============
Gross unrealized appreciation    $ 122,069,397
Gross unrealized depreciation      (10,807,262)
                                 -------------
Net unrealized appreciation      $ 111,262,135
                                 =============


                  10 | Oppenheimer International Growth Fund/VA

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/11/2010